Borrowings - Narrative (Details) € in Thousands, $ in Millions		1 Months Ended		6 Months Ended
	Oct. 06, 2025 USD ($)	Oct. 31, 2025 EUR (€)	Oct. 31, 2025 USD ($)	Jun. 30, 2026 EUR (€) milestone	Jun. 30, 2026 USD ($) milestone	Jun. 30, 2026 USD ($)	Dec. 31, 2025 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings | €				€ 184,060			€ 179,167
Pharmakon loan agreement due 2030
Disclosure of detailed information about borrowings [line items]
Borrowings				€ 180,100		$ 205.2	173,400
Borrowing facilities, maximum borrowing capacity | $	$ 500.0
Proceeds from borrowings | $	215.0
Undrawn borrowing facilities | $	$ 285.0
Borrowings, interest rate				9.00%		9.00%
Borrowings, effective interest rate				10.84%		10.84%
Borrowings, transaction costs		€ (10,100)	$ (11.8)
Payments for debt issue costs				€ 500	$ 0.6
CIR
Disclosure of detailed information about borrowings [line items]
Borrowings | €				3,100			3,100
CEPI
Disclosure of detailed information about borrowings [line items]
Borrowings | €				€ 900			€ 2,600
Number of milestones not expected to be met | milestone				2	2